Long-Term Debt (Details) - Schedule of Options of Redemption Prices	12 Months Ended
Dec. 31, 2023 $ / shares
On or after October 1, 2025 to October 1, 2026 [Member]
Long-Term Debt (Details) - Schedule of Options of Redemption Prices [Line Items]
Redemption prices	$ 106
On or after October 1, 2026 to October 1, 2027 [Member]
Long-Term Debt (Details) - Schedule of Options of Redemption Prices [Line Items]
Redemption prices	103
On or after October 1, 2027 [Member]
Long-Term Debt (Details) - Schedule of Options of Redemption Prices [Line Items]
Redemption prices	$ 100